Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Right-of-use assets	$ 3,920	$ 3,884
Liabilities
Current lease liabilities	1,675	1,412
Non-current lease liabilities	3,770	4,555
Total liabilities	$ 5,445	$ 5,967